FAIR VALUE MEASUREMENTS (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 3,358,656,000	$ 3,134,815,000
Pooled Separate Account at Fair Value	$ 0	$ 1,213,000
Redemption, notice period	30 days	30 days
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 292,943,000	$ 276,635,000
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	292,943,000	276,635,000
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Mutual Funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	261,604,000	241,385,000
Mutual Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	261,604,000	241,385,000
Mutual Funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Mutual Funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Common Stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	31,339,000	35,250,000
Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	31,339,000	35,250,000
Common Stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Common Stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded commitments	0
Common Collective Trusts | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 3,065,713,000	2,858,180,000
Pooled Separate Account | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Pooled Separate Account at Fair Value		$ 1,212,586